Financial Instruments and Risk Management - Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 2,056.5	$ 2,262.3
Long-term Debt	1,998.9	2,138.8
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Deferred Compensation	(157.3)	(167.6)
Net Assets Liabilities at Fair Value	(133.9)	(161.6)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	17.8	(1.7)
Fair Value, Measurements, Recurring [Member] | Share Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	5.6	7.7
Fixed-rate Debt [Member]
Fair Value Disclosures [Abstract]
Long-term Debt	1,998.9	2,138.8
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	14.5	1.5
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	13.7
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value		$ 0	[1],[2]

[1]	All derivative assets are presented in other current assets or other assets.
[2]	All derivative liabilities are presented in other current liabilities or other liabilities.